Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and due from banks at amortized cost (Notes 4, 8 and 19)		₩ 33,410,542	₩ 28,423,744
Financial assets at fair value through profit or loss (Notes 4, 9 and 19)		59,091,403	53,163,143
Derivative assets (Notes 4 and 10)		5,633,915	2,829,274
Securities at fair value through other comprehensive income (Notes 4, 11 and 19)		58,316,112	59,381,053
Securities at amortized cost (Notes 4, 11 and 19)		47,282,623	45,582,065
Loans at amortized cost (Notes 4, 12 and 19)		356,221,519	323,244,979
Property and equipment (Notes 13, 18 and 19)		3,989,697	4,083,328
Intangible assets (Notes 14)		5,480,619	5,558,714
Investments in associates (Note 15)		2,657,768	1,452,861
Current tax receivable		51,894	88,433
Deferred tax assets (Note 41)		215,345	218,254
Investment property (Note 16)		615,235	488,610
Defined benefit assets (Note 25)		18,374	1,682
Other assets (Notes 4 and 17)		32,194,666	27,878,281
Assets held for sale		54,392	25,160
Total assets		605,234,104	552,419,581
Liabilities
Deposits (Notes 4 and 20)		326,416,868	294,874,256
Financial liabilities at fair value through profit or loss (Notes 4 and 21)		1,436,694	1,632,457
Financial liabilities designated at fair value through profit or loss (Notes 4 and 22)	[1]	8,455,724	9,409,456
Derivative liabilities (Notes 4 and 10)		5,016,567	2,303,012
Borrowings (Notes 4 and 23)		41,594,064	34,863,156
Debt securities issued (Notes 4 and 24)		75,134,394	75,363,364
Defined benefit liabilities (Note 25)		62,514	121,140
Provisions (Note 26)		804,736	557,024
Current tax payable		389,586	512,757
Deferred tax liabilities (Note 41)		579,656	451,603
Liabilities under insurance contracts (Note 27)		53,460,230	52,163,417
Other liabilities (Notes 4 and 28)		45,526,213	38,237,558
Total liabilities		558,877,246	510,489,200
Equity (Note 29)
Capital stock		2,969,641	2,732,463
Hybrid bonds		2,179,934	1,731,235
Capital surplus		12,234,939	10,565,353
Capital adjustments		(687,935)	(1,116,770)
Accumulated other comprehensive loss		(404,181)	(260,156)
Retained earnings	[2],[3],[4]	27,777,169	25,525,821
Total equity attributable to equity holders of Shinhan Financial Group Co., Ltd.		44,069,567	39,177,946
Non-controlling interests	[5],[6]	2,287,291	2,752,435
Total equity		46,356,858	41,930,381
Total liabilities and equity		₩ 605,234,104	₩ 552,419,581

[1]	The Group designated the financial liabilities at the initial recognition(or subsequently) in accordance with paragraph 6.7.1 of IFRS 9 as financial liabilities at fair value through profit or loss.
[2]	As of December 31, 2019 and 2020, profits reserved by the Group as of Article 53 of the Financial Holding Companies Act amounted to W2,191,677 million and W2,304,595 million, respectively.
[3]	As of December 31, 2019 and 2020, the regulatory reserves for loan losses the Group appropriated in retained earnings are W8,728 million and W11,988 million, respectively.
[4]	As of December 31, 2020, profit dividends within retained earnings of subsidiaries of the Group subject to a restricted dividend in accordance with laws, etc. are amounted to W6,824,002 million.
[5]	As of December 31, 2019 and 2020, the total amounts of hybrid bonds that Shinhan Bank, Jeju Bank and Shinhan Capital have recognized as non-controlling interests are W1,147,635 million and W2,035,762 million, respectively. And, for the years ended December 31, 2019 and 2020, the amounts of dividends paid for the hybrid bonds by Shinhan Bank, Jeju Bank, and Shinhan Capital, W36,729 million and W54,619 million, respectively, are allocated to profit attributed to non-controlling interest.
[6]	The non-controlling interest of W1,330,337 million decreased due to taking over for Orange Life Insurance Co.,Ltd. for the year ended December 31, 2020.